ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2015
ACCOUNTS RECEIVABLE, NET
Schedule of accounts receivable
	As of December 31,
	2014	2015
	RMB	RMB	US$
Accounts receivable	263,577	638,148	98,513
Allowance for doubtful accounts	(3,230)	(17,592)	(2,716)

	260,347	620,556	95,797

Schedule of movement of the allowance for doubtful receivables

:

	As of December 31,
	2014	2015
	RMB	RMB	US$
Balance at the beginning of the year	72	3,230	499
Charged to general and administrative expenses	3,230	13,326	2,057
Additions in connection with business acquisition	—	729	113
Write-off during the year	(72)	—	—
Foreign Exchange effect	—	307	47

Balance at the end of the year	3,230	17,592	2,716